LOANS HELD FOR INVESTMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
LOANS HELD FOR INVESTMENT, NET

NOTE 3 – LOANS HELD FOR INVESTMENT, NET

The components of loans held for investment, net in the consolidated balance sheets were as follows:

	March 31, 2016		December 31, 2015
	Amount	Percent	Amount	Percent

Loans held for investment, net:
Commercial real estate	$149,189,698	75.5%	$146,643,998	75.3%
One- to four-family residential real estate	29,930,302	15.1	31,412,437	16.1
Commercial and industrial	10,798,417	5.5	10,235,492	5.3
Consumer and other	7,703,009	3.9	6,428,765	3.3
Total gross loans	197,621,426	100.0%	194,720,692	100.0%
Unamortized loan fees	(664,737)		(689,102)
Loans held for investment	196,956,689		194,031,590
Allowance for loan losses	(2,052,365)		(1,894,196)
Loans held for investment, net	$194,904,324		$192,137,394

At March 31, 2016 and December 31, 2015 commercial real estate loans include construction loans of $7.7 million and $7.8 million, respectively.

Allowance for Loan Losses and Recorded Investment in Loans – The following is a summary of the allowance for loan losses and recorded investment in loans as of March 31, 2016 and December 31, 2015:

	As of March 31, 2016
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,241,068	567,465	197,713	46,119	2,052,365

Total	1,241,068	567,465	197,713	46,119	2,052,365

Gross loans
Ending balance: individually evaluated for impairment	$3,122,828	$1,289,486	$630,195	$23,247	$5,065,756
Ending balance: collectively evaluated for impairment	146,066,870	28,640,816	10,168,222	7,679,762	192,555,670
Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-

Total	$149,189,698	$29,930,302	$10,798,417	$7,703,009	$197,621,426

	As of December 31, 2015
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,136,458	656,089	63,527	38,122	1,894,196
Total	$1,136,458	$656,089	$63,527	$38,122	$1,894,196

Gross loans
Ending balance: individually evaluated for impairment	$2,221,619	$1,830,826	$354,208	$-	$4,406,653
Ending balance: collectively evaluated for impairment	144,422,379	29,581,611	9,881,284	6,428,765	190,314,039
Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-
Total	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

The following is a summary of activities for the allowance for loan losses for the three months ended March 31, 2016 and 2015:

	Three Months Ended March 31,
	2016	2015

Beginning balance	$1,894,196	$1,707,282

Provision for loan losses	52,000	100,000

Charge-offs:
Commercial real estate	-	-
One- to four-family residential real estate	(10,756)	-
Commercial and industrial	-	-
Consumer and other	-	(160)
Total charge-offs	(10,756)	(160)

Recoveries:
Commercial real estate	116,125	183,546
One- to four-family residential real estate	800	-
Commercial and industrial	-	-
Consumer and other	-	-
Total recoveries	116,925	183,546
Net recoveries	106,169	183,386

Ending balance	$2,052,365	$1,990,668

Nonperforming Assets – The following tables present an aging analysis of the recorded investment of past due loans as of March 31, 2016 and December 31, 2015. Payment activity is reviewed by management on a monthly basis to determine the performance of each loan. Per Company policy, loans past due 90 days or more no longer accrue interest.

	Past Due					Total
			90 Days			Financing
	30 - 59 Days	60 - 89 Days	or More	Total	Current	Receivables

March 31, 2016
Commercial real estate	$-	$-	$-	$-	$149,189,698	$149,189,698
One- to four-family residential real estate	434,237	-	634,087	1,068,324	28,861,978	29,930,302
Commercial and industrial	304,144	-	-	304,144	10,494,273	10,798,417
Consumer and other	-	-	-	-	7,703,009	7,703,009

Totals	$738,381	$-	$634,087	$1,372,468	$196,248,958	$197,621,426

	Past Due					Total
			90 Days			Financing
	30 - 59 Days	60 - 89 Days	or More	Total	Current	Receivables

December 31, 2015
Commercial real estate	$-	$-	$-	$-	$146,643,998	$146,643,998
One- to four-family residential real estate	314,541	173,467	788,159	1,276,167	30,136,270	31,412,437
Commercial and industrial	-	-	-	-	10,235,492	10,235,492
Consumer and other	-	-	-	-	6,428,765	6,428,765

Totals	$314,541	$173,467	$788,159	$1,276,167	$193,444,525	$194,720,692

The following table sets forth nonaccrual loans and other real estate at March 31, 2016 and December 31, 2015:

	March 31,	December 31,
	2016	2015

Nonaccrual loans
Commercial real estate	$-	$-
One- to four-family residential real estate	1,048,451	1,489,851
Commercial and industrial	304,144	354,208
Consumer and other	-	-
Total nonaccrual loans	1,352,595	1,844,059
Other real estate (ORE)	501,558	306,000

Total nonperforming assets	$1,854,153	$2,150,059

Nonperforming assets to gross loans held for investment and ORE	0.94%	1.10%
Nonperforming assets to total assets	0.67%	0.79%

Other real estate consisted of one commercial property and one 1-4 family residence at March 31, 2016 and one commercial property at December 31, 2015.

Credit Quality Indicators – The following table represents the credit exposure by internally assigned grades at March 31, 2016 and December 31, 2015. This grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements in accordance with the loan terms. The Bank’s internal credit risk grading system is based on management’s experiences with similarly graded loans. Credit risk grades are reassessed each quarter based on any recent developments potentially impacting the creditworthiness of the borrower, as well as other external statistics and factors, which may affect the risk characteristics of the respective loan.

	As of March 31, 2016
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$144,577,449	$28,427,054	$10,078,247	$7,679,762	$190,762,512
Special mention	1,489,421	213,762	89,975	-	1,793,158
Substandard	3,122,828	1,289,486	326,051	23,247	4,761,612
Doubtful	-	-	304,144	-	304,144
Loss	-	-	-	-	-

Totals	$149,189,698	$29,930,302	$10,798,417	$7,703,009	$197,621,426

	As of December 31, 2015
	Commercial Real Estate	One- to Four- Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$142,560,320	$29,434,236	$9,785,619	$6,428,765	$188,208,940
Special mention	1,862,059	147,375	95,665	-	2,105,099
Substandard	2,221,619	1,830,826	-	-	4,052,445
Doubtful	-	-	354,208	-	354,208
Loss	-	-	-	-	-

Totals	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

The Bank’s internally assigned grades are as follows:

Pass – Strong credit with no existing or known potential weaknesses deserving of management’s close attention.

Special Mention – Potential weaknesses that deserve management’s close attention. Borrower and guarantor’s capacity to meet all financial obligations is marginally adequate or deteriorating.

Substandard – Inadequately protected by the paying capacity of the Borrower and/or collateral pledged. The borrower or guarantor is unwilling or unable to meet loan terms or loan covenants for the foreseeable future.

Doubtful – All the weakness inherent in one classified as substandard with the added characteristic that those weaknesses in place make the collection or liquidation in full, on the basis of current conditions, highly questionable and improbable.

Loss – Considered uncollectible or no longer a bankable asset. This classification does not mean that the asset has absolutely no recoverable value. In fact, a certain salvage value is inherent in these loans. Nevertheless, it is not practical or desirable to defer writing off a portion or whole of a perceived asset even though partial recovery may be collected in the future.

Impaired Loans – The following table includes the recorded investment and unpaid principal balances, net of charge-offs for impaired loans with the associated allowance amount, if applicable. Management determined the allocated allowance based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the remaining source of repayment for the loan is the operation or liquidation of the collateral. In those cases, the current fair value of the collateral, less selling costs was used to determine the allocated allowance recorded.

	As of March 31, 2016
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,048,451	1,048,451	-	1,395,991
Commercial and industrial	304,144	304,144	-	380,998
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,048,451	1,048,451	-	1,395,991
Commercial and industrial	304,144	304,144	-	380,998
Consumer and other	-	-	-	-

	As of December 31, 2015
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

During the three months ended March 31, 2016 and 2015, no interest income was recognized on these loans as interest collected was credited to loan principal.

Certain loans within the Company’s loan and ORE portfolios are guaranteed by the Veterans Administration (VA). In the event of default by the borrower, the VA can elect to pay the guaranteed amount or take possession of the property. If the VA takes possession of the property, the Company is entitled to be reimbursed for the outstanding principal balance, accrued interest and certain other expenses. There were no commitments from the VA to take title to foreclosed VA properties at March 31, 2016 and December 31, 2015.

Troubled Debt Restructurings – Restructured loans are considered “troubled debt restructurings” if due to the borrower’s financial difficulties, the Bank has granted a concession that they would not otherwise consider. This may include a transfer of real estate or other assets from the borrower, a modification of loan terms, rates, or a combination of the two. All troubled debt restructurings placed on nonaccrual status must show no less than six consecutive months of repayment performance by the borrower in accordance with contractual terms to return to accrual status. Once a loan has been identified as a troubled debt restructuring, it will continue to be reported as such until the loan is paid in full.

There were no troubled debt restructurings as of March 31, 2016 or December 31, 2015.

In the normal course of business, the Company may modify a loan for a credit worthy borrower where the modified loan is not considered a troubled debt restructuring. In these cases, the modified terms are consistent with loan terms available to credit worthy borrowers and within normal loan pricing. The modifications to such loans are done according to existing underwriting standards which include review of historical financial statements, including current interim information if available, an analysis of the causes of the borrower’s decline in performance, and projections intended to assess repayment ability going forward.

NOTE 5 – LOANS HELD FOR INVESTMENT, NET

The components of loans held for investment, net in the consolidated balance sheets were as follows:

	December 31, 2015		December 31, 2014
	Amount	Percent	Amount	Percent

Loans held for investment, net:
Commercial real estate	$146,643,998	75.3%	$129,948,473	73.7%
One- to four-family residential real estate	31,412,437	16.1	32,959,380	18.7
Commercial and industrial	10,235,492	5.3	8,594,344	4.9
Consumer and other	6,428,765	3.3	4,816,230	2.7
Total gross loans	194,720,692	100.0%	176,318,427	100.0%
Unamortized loan fees	(689,102)		(621,345)
Loans held for investment	194,031,590		175,697,082
Allowance for loan losses	(1,894,196)		(1,707,282)
Loans held for investment, net	$192,137,394		$173,989,800

At December 31, 2015 and 2014 commercial real estate loans include construction loans of $7.8 million and $13.0 million, respectively.

Allowance for Loan Losses and Recorded Investment in Loans – The following is a summary of the allowance for loan losses and recorded investment in loans as of December 31, 2015 and 2014:

	As of December 31, 2015
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,136,458	656,089	63,527	38,122	1,894,196

Total	$1,136,458	$656,089	$63,527	$38,122	$1,894,196

Gross loans
Ending balance: individually evaluated for impairment	$2,221,619	$1,830,826	$354,208	$-	$4,406,653
Ending balance: collectively evaluated for impairment	$144,422,379	$29,581,611	$9,881,284	$6,428,765	190,314,039
Ending balance: loans acquired with deteriorated credit quality	-	-	-	-	-
Total	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

	As of December 31, 2014
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Allowance for loan losses
Ending balance: individually evaluated for impairment	$-	$-	$-	$-	$-
Ending balance: collectively evaluated for impairment	1,125,491	387,801	177,820	16,170	1,707,282

Total	$1,125,491	$387,801	$177,820	$16,170	$1,707,282

Gross loans
Ending balance: individually evaluated for impairment	$2,512,377	$491,780	$16,796	$-	$3,020,953
Ending balance: collectively evaluated for impairment	127,436,096	32,467,600	8,577,548	4,816,230	173,297,474
Total	$129,948,473	$32,959,380	$8,594,344	$4,816,230	$176,318,427

The following is a summary of activities for the allowance for loan losses for the year ended December 31, 2015, twelve-month period ended December 31, 2014 and the six months ended December 31, 2014 and the years ended June 30, 2014 and 2013:

		Twelve-month	Six-month
	Year ended	period ended	period ended
	December 31,	December 31,	December 31,	Years Ended June 30,
	2015	2014	2014	2014	2013
		(Unaudited)

Beginning balance	$1,707,282	$1,733,097	$1,644,550	$1,824,388	$2,436,785

Provision for (credit to) loan losses	694,000	50,000	50,000	-	(121,000)

Charge-offs:
Commercial real estate	-	-	-	(76,000)	(382,592)
One- to four-family residential real estate	(339,352)	(100,962)	(14,252)	(86,710)	(111,237)
Commercial and industrial	(354,000)	-	-	-	-
Consumer and other	(160)	(32,562)	(872)	(47,981)	(187,397)
Total charge-offs	(693,512)	(133,524)	(15,124)	(210,691)	(681,226)

Recoveries:
Commercial real estate	183,546	29,700	-	29,700	66,265
One- to four-family residential real estate	2,800	26,153	26,153	-	45,820
Commercial and industrial	-	-	-	-	-
Consumer and other	80	1,856	1,703	1,153	77,744
Total recoveries	186,426	57,709	27,856	30,853	189,829
Net (charge-offs) recoveries	(507,086)	(75,815)	12,732	(179,838)	(491,397)

Ending balance	$1,894,196	$1,707,282	$1,707,282	$1,644,550	$1,824,388

Nonperforming Assets – The following tables present an aging analysis of the recorded investment of past due loans as of December 31, 2015 and 2014. Payment activity is reviewed by management on a monthly basis to determine the performance of each loan. Per Company policy, loans past due 90 days or more no longer accrue interest.

	Past Due					Total
	30 - 59	60 - 89	90 Days			Financing
	Days	Days	or More	Total	Current	Receivables

December 31, 2015
Commercial real estate	$-	$-	$-	$-	$146,643,998	$146,643,998
One- to four-family residential real estate	314,541	173,467	788,159	1,276,167	30,136,270	31,412,437
Commercial and industrial	-	-	-	-	10,235,492	10,235,492
Consumer and other	-	-	-	-	6,428,765	6,428,765

Totals	$314,541	$173,467	$788,159	$1,276,167	$193,444,525	$194,720,692

	Past Due
	30 - 59 Days	60 - 89 Days	90 Days or More	Total	Current	Financing Receivables
December 31, 2014
Commercial real estate	$-	$894,137	$-	$894,137	$129,054,336	$129,948,473
One- to four-family residential real estate	945,427	149,832	113,239	1,208,497	31,750,882	32,959,380
Commercial and industrial	-	-	-	-	8,594,344	8,594,344
Consumer and other	-	-	-	-	4,816,230	4,816,230

Totals	$945,427	$1,043,969	$113,239	$2,102,634	$174,215,792	$176,318,427

The following table sets forth nonaccrual loans and other real estate at December 31, 2015 and 2014:

	December 31,	December 31,
	2015	2014

Nonaccrual loans
Commercial real estate	$-	$616,605
One- to four-family residential real estate	1,489,851	181,284
Commercial and industrial	354,208	16,795
Consumer and other	-	-
Total nonaccrual loans	1,844,059	814,684
Other real estate (ORE)	306,000	820,000

Total nonperforming assets	$2,150,059	$1,634,684

Nonperforming assets to gross loans held for investment and ORE	1.10%	0.92%
Nonperforming assets to total assets	0.79%	0.66%

Credit Quality Indicators – The following table represents the credit exposure by internally assigned grades at December 31, 2015 and 2014. This grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements in accordance with the loan terms. The Bank’s internal credit risk grading system is based on management’s experiences with similarly graded loans. Credit risk grades are reassessed each quarter based on any recent developments potentially impacting the creditworthiness of the borrower, as well as other external statistics and factors, which may affect the risk characteristics of the respective loan.

	As of December 31, 2015
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$142,560,320	$29,434,236	$9,785,619	$6,428,765	$188,208,940
Special mention	1,862,059	147,375	95,665	-	2,105,099
Substandard	2,221,619	1,830,826	-	-	4,052,445
Doubtful	-	-	354,208	-	354,208
Loss	-	-	-	-	-

Totals	$146,643,998	$31,412,437	$10,235,492	$6,428,765	$194,720,692

	As of December 31, 2014
	Commercial Real Estate	One- to Four-Family Residential Real Estate	Commercial and Industrial	Consumer and Other	Total

Grade
Pass	$126,864,801	$32,382,072	$8,577,548	$4,816,230	$172,640,651
Special mention	571,294	85,528	-	-	656,823
Substandard	2,512,377	491,780	16,795	-	3,020,953
Doubtful	-	-	-	-	-
Loss	-	-	-	-	-

Totals	$129,948,473	$32,959,380	$8,594,344	$4,816,230	$176,318,427

The Bank’s internally assigned grades are as follows:

Pass – Strong credit with no existing or known potential weaknesses deserving of management’s close attention.

Special Mention – Potential weaknesses that deserve management’s close attention. Borrower and guarantor’s capacity to meet all financial obligations is marginally adequate or deteriorating.

Substandard – Inadequately protected by the paying capacity of the Borrower and/or collateral pledged. The borrower or guarantor is unwilling or unable to meet loan terms or loan covenants for the foreseeable future.

Doubtful – All the weakness inherent in one classified as substandard with the added characteristic that those weaknesses in place make the collection or liquidation in full, on the basis of current conditions, highly questionable and improbable.

Loss – Considered uncollectible or no longer a bankable asset. This classification does not mean that the asset has absolutely no recoverable value. In fact, a certain salvage value is inherent in these loans. Nevertheless, it is not practical or desirable to defer writing off a portion or whole of a perceived asset even though partial recovery may be collected in the future.

Impaired Loans – The following table includes the recorded investment and unpaid principal balances, net of charge-offs for impaired loans with the associated allowance amount, if applicable. Management determined the allocated allowance based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, except when the remaining source of repayment for the loan is the operation or liquidation of the collateral. In those cases, the current fair value of the collateral, less selling costs was used to determine the allocated allowance recorded.

	As of December 31, 2015
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$-	$-	$-	$-
One- to four-family residential real estate	1,489,851	1,489,851	-	1,949,279
Commercial and industrial	354,208	354,208	-	733,940
Consumer and other	-	-	-	-

	As of December 31, 2014
		Principal		Average
	Recorded	Net of	Related	Recorded
	Investment	Charge-offs	Allowance	Investment

With no related allowance recorded:
Commercial real estate	$1,099,680	$1,099,680	$-	$1,103,367
One- to four-family residential real estate	181,284	181,284	-	186,279
Commercial and industrial	16,795	16,795	-	16,795
Consumer and other	-	-	-	-

With an allowance recorded:	$-	$-	$-	$-

Total:
Commercial real estate	$1,099,680	$1,099,680	$-	$1,103,367
One- to four-family residential real estate	181,284	181,284	-	186,279
Commercial and industrial	16,795	16,795	-	16,795
Consumer and other	-	-	-	-

During the years ended December 31, 2015 and 2014, no interest income was recognized on these loans as interest collected was credited to loan principal.

Certain loans within the Company’s loan and ORE portfolios are guaranteed by the Veterans Administration (VA). In the event of default by the borrower, the VA can elect to pay the guaranteed amount or take possession of the property. If the VA takes possession of the property, the Company is entitled to be reimbursed for the outstanding principal balance, accrued interest and certain other expenses. There were no commitments from the VA to take title to foreclosed VA properties at December 31, 2015 and 2014.

Troubled Debt Restructurings – Restructured loans are considered “troubled debt restructurings” if due to the borrower’s financial difficulties, the Bank has granted a concession that they would not otherwise consider. This may include a transfer of real estate or other assets from the borrower, a modification of loan terms, rates, or a combination of the two. All troubled debt restructurings placed on nonaccrual status must show no less than six months of repayment performance by the borrower in accordance with contractual terms to return to accrual status. Once a loan has been identified as a troubled debt restructuring, it will continue to be reported as such until the loan is paid in full.

There were no troubled debt restructurings as of December 31, 2015. The following is a summary of total troubled debt restructurings by class as of December 31, 2014:

	Number of Modifications	Recorded Investment Pre-Modification	Recorded Investment Post-Modification	Principal Net of Charge-offs

December 31, 2014
Commercial real estate	3	$1,016,728	$1,137,660	$963,844
One- to four-family residential real estate	-	-	-	-
Commercial and industrial	1	99,040	113,053	16,795
Consumer and other	-	-	-	-

Totals	4	$1,115,768	$1,250,712	$980,639

Troubled debt restructurings (post-modification) were the result of adding real estate taxes to the loan, along with legal costs related to bankruptcies. There were no allocated specific allowances related to these credits and there were no commitments to lend additional amounts to these customers as of December 31, 2014.

During the 12 months ended December 31, 2014, there was one commercial real estate loan of $231,000, which was modified as a troubled debt restructuring. This restructuring was not in default during the 12 months ended December 31, 2014.

Nonaccrual troubled debt restructurings as of December 31, 2015 and 2014 amounted to $0 and $498,000, respectively.

In the normal course of business, the Company may modify a loan for a credit worthy borrower where the modified loan is not considered a troubled debt restructuring. In these cases, the modified terms are consistent with loan terms available to credit worthy borrowers and within normal loan pricing. The modifications to such loans are done according to existing underwriting standards which include review of historical financial statements, including current interim information if available, an analysis of the causes of the borrower’s decline in performance, and projections intended to assess repayment ability going forward.